Promissory Notes (Details)			12 Months Ended
	Dec. 24, 2025 USD ($)	Dec. 21, 2025 USD ($)	Mar. 31, 2026 HKD ($) $ / shares	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)
Promissory Notes [Line Items]
Fair value loss on promissory note			$ 6,731,190	$ 858,570
Stock price | $ / shares			$ 0.508
Expected volatility			34.00%	34.00%
Percentage of risk-free rate			4.18%	4.18%
Remaining contractual term			4 years 8 months 26 days	4 years 8 months 26 days
Fair value of embedded derivatives			$ 12,052,225		$ 13,235,347		$ 1,537,273	$ 1,688,182
Issuance costs included in administrative expenses			1,172,390	$ 149,540
Fair value loss on promissory notes			6,731,190	858,570
Fair value loss on promissory notes day-one			7,914,312	1,009,479
Fair value gain of embedded derivative			$ 1,183,122	$ 150,909
CROM Structured Opportunities Fund I, LP [Member]
Promissory Notes [Line Items]
Percentage of variable conversion price		90.00%
Percentage of ownership cap		4.99%
First Fire Global Opportunities Fund, LLC [Member]
Promissory Notes [Line Items]
Percentage of variable conversion price	90.00%
Percentage of ownership cap	4.99%
Senior Promissory Note [Member] | CROM Structured Opportunities Fund I, LP [Member]
Promissory Notes [Line Items]
Discount issued		$ 100,000
Principal amount		1,100,000
Purchase price		$ 1,000,000
Percentage of outstanding principal balance		10.00%
Senior Promissory Note [Member] | First Fire Global Opportunities Fund, LLC [Member]
Promissory Notes [Line Items]
Discount issued	$ 100,000
Principal amount	1,100,000
Purchase price	$ 1,000,000
Percentage of outstanding principal balance	10.00%